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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):              [ ]  is a restatement.
                                               [ ]  adds new holdings entries.
Institutional Investment Manager Filing this
Report:
                                  Name:             Windward Investment
                                                    Management, Inc.
                                  Address:          60 State Street
                                                    Suite 3600
                                                    Boston, MA 02109
                                  13F File Number:  28-11068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                          Denise Kampf
Title:                         Director of Ops &
                               Client Service
Phone:                         617-241-2207
Signature,                     Place,             and Date of Signing:
DENISE KAMPF                   BOSTON, MA         October 30, 2009
Report Type (Check only one.):
                               [X] 13F HOLDINGS REPORT.
                               [ ] 13F NOTICE.
                               [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       65
Form 13F Information Table Value Total:  2875807

List of Other Included Managers:            NONE

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                          Form 13F Information Table

            Column 1                  Column 2     Column 3  Column 4      Column 5        Column 6  Column 7      Column 8
                                                              Value   SHRS or  SH / PUT / Investment  Other    Voting Authority
         Name of Issuer            Title of Class   CUSIP    (x$1000) PRN Amt  PRN  CALL  Discretion Managers   Sole   Shared Non
AMAG PHARMACEUTICALS INC......... COM              00163U106     437     10000  SH           Sole                10000
ANADARKO PETE CORP............... COM              032511107    1629     26057  SH           Sole                26057
BANK OF AMERICA CORPORATION...... COM              060505104     311     18810  SH           Sole                18810
BARCLAYS BK PLC.................. IPSPGS TTL ETN   06738C794     245      8450  SH           Sole                 8450
CISCO SYS INC.................... COM              17275R102     202      8854  SH           Sole                 8854
CITIGROUP INC.................... COM              172967101      69     14264  SH           Sole                14264
CLAYMORE EXCHANGE TRADED FD...... BNY BRI&C PTF    18383M100   98667   2535015  SH           Sole              2535015
Coca Cola Co..................... COM              191216100     566     10536  SH           Sole                10536
CURRENCYSHS JAPANESE YEN TR...... JAPANESE YEN     23130A102  112731   1019162  SH           Sole              1019162
Disney Walt Co................... COM DISNEY       254687106     371     14115  SH           Sole                14115
E M C CORP MASS.................. COM              268648102     457     26790  SH           Sole                26790
Eaton Vance Corp................. COM NON VTG      278265103     672     24000  SH           Sole                24000
Evergreen Solar Inc.............. COM              30033R108      30     15532  SH           Sole                15532
Exxon Mobil Corp................. COM              30231G102    2363     34833  SH           Sole                34833
General Electric Co.............. COM              369604103     794     48474  SH           Sole                48474
General Mls Inc.................. COM              370334104     322      5038  SH           Sole                 5038
HEINZ H J CO..................... COM              423074103     209      5250  SH           Sole                 5250
Home Depot Inc................... COM              437076102     326     12223  SH           Sole                12223
Intel Corp....................... COM              458140100     959     49416  SH           Sole                49416
International Business Machs..... COM              459200101     256      2452  SH           Sole                 2452
Inverness Medical Innovations In. COM              46126P106    1066     27535  SH           Sole                27535
ISHARES INC...................... MSCI JAPAN       464286848  113889  11459984  SH           Sole             11459984
ISHARES INC...................... MSCI HONG KONG   464286871  127252   8200902  SH           Sole              8200902
ISHARES INC...................... MSCI GERMAN      464286806    2061     92861  SH           Sole                92861
Ishares S&P GSCI Commodity I..... UNIT BEN INIT    46428R107  238958   8053939  SH           Sole              8053939
Ishares Tr....................... BARCLYS 7-10 YR  464287440  143471   1553267  SH           Sole              1553267
ISHARES TR....................... FTSE XNHUA IDX   464287184  186464   4560843  SH           Sole              4560843
ISHARES TR....................... BARCLYS TIPS BD  464287176  148834   1446805  SH           Sole              1446805
ISHARES TR....................... BARCLYS SH TREA  464288679     548      4971  SH           Sole                 4971
ISHARES TR....................... BARCLYS 1-3 YR   464287457   91049   1083910  SH           Sole              1083910
ISHARES TR....................... IBOXX INV CPBD   464287242  330740   3100628  SH           Sole              3100628
ISHARES TR....................... HIGH YLD CORP    464288513   32250    373804  SH           Sole               373804
ISHARES TR....................... S&P LTN AM 40    464287390     515     12000  SH           Sole                12000
ISHARES TR....................... JPMORGAN USD     464288281   30480    295893  SH           Sole               295893
ISHARES TR INDEX................. RUSSELL 2000     464287655    1834     30721  SH           Sole                30721
Johnson & Johnson................ COM              478160104     622     10720  SH           Sole                10720
LIVEWIRE MOBILE INC.............. COM              53837P102       6     15000  SH           Sole                15000
MANULIFE FINL CORP............... COM              56501R106     642     30650  SH           Sole                30650
MCDONALDS CORP................... COM              580135101     209      3715  SH           Sole                 3715
Medco Health Solutions Inc....... COM              58405U102     461      8404  SH           Sole                 8404
Merck & Co Inc................... COM              589331107     267      8596  SH           Sole                 8596
Microsoft Corp................... COM              594918104    1306     51437  SH           Sole                51437
NOVELL INC....................... COM              670006105     466    103275  SH           Sole               103275
PALATIN TECHNOLOGIES INC......... COM NEW          696077304       4     12530  SH           Sole                12530
PFIZER INC....................... COM              717081103     215     14000  SH           Sole                14000
POWERSHARES QQQ TRUST............ UNIT SER 1       73935A104    1929     45659  SH           Sole                45659
PRECISION CASTPARTS CORP......... COM              740189105     560      5500  SH           Sole                 5500
Procter & Gamble Co.............. COM              742718109    1470     25548  SH           Sole                25548
Royal Dutch Shell PLC............ SPONS ADR A      780259206     280      4959  SH           Sole                 4959
Sigma Aldrich Corp............... COM              826552101     561     10400  SH           Sole                10400
Sonus Networks Inc............... COM              835916107      70     33084  SH           Sole                33084
SPDR GOLD TRUST.................. GOLD SHS         78463V107  256677   2598882  SH           Sole              2598882
SPDR Series Trust................ BRCLYS INTL ETF  78464A516  123742   2118950  SH           Sole              2118950
SPDR SERIES TRUST................ DB INT GVT ETF   78464A490    2490     45193  SH           Sole                45193
SPDR SERIES TRUST................ BRCLYS 1-3MT ETF 78464A680   16552    361650  SH           Sole               361650
St Jude Med Inc.................. COM              790849103     543     13920  SH           Sole                13920
State Str Corp................... COM              857477103     568     10807  SH           Sole                10807
Sysco Corp....................... COM              871829107    1207     49029  SH           Sole                49029
TIBCO SOFTWARE INC............... COM              88632Q103     133     14016  SH           Sole                14016
VANGUARD BD INDEX FD INC......... TOTAL BND MRKT   921937835  156897   1973683  SH           Sole              1973683
VANGUARD INDEX FDS............... STK MRK ETF      922908769  466558   8711654  SH           Sole              8711654
VANGUARD INDEX FDS............... EXTEND MKT ETF   922908652     351      8470  SH           Sole                 8470
VANGUARD INTL EQUITY INDEX F..... ALLWRLD EX US    922042775  165563   3838672  SH           Sole              3838672
VERTEX PHARMACEUTICALS INC....... COM              92532F100    1698     44815  SH           Sole                44815
Wal Mart Stores Inc.............. COM              931142103    2751     56142  SH           Sole                56142